Other income by function (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income By Function
Sales of Property, plant and equipment (1)	$ 4,773,564	$ 29,796,171	$ 853,594
Leases	483,194	397,922	357,838
Sale of glass and waste	2,389,022	1,542,280	1,126,636
Insurance claims recovery e Indemnities	1,981,632	1,241,536	165,979
Others (2)	2,202,322	7,233,601	1,915,742
Total	$ 11,829,734	$ 40,211,510	$ 4,419,789